united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/18

Item 1. Reports to Stockholders.

Pinnacle Sherman Tactical Allocation Fund

Class A Shares (PTAFX)
Class C Shares (PTCFX)
Class I Shares (PTIFX)

Semi-Annual Report
September 30, 2018

1-888-985-9830
www.pinnacletacticalfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ending September 30, 2018, compared to its benchmarks:

					Since
	Six	One	Three	Five	Inception ** -
	Months	Year	Year	Year	September 30, 2018
Pinnacle Sherman Tactical Allocation Fund - Class A	1.54%	0.60%	3.31%	1.34%	2.04%
Pinnacle Sherman Tactical Allocation Fund - Class A with load	(4.28)%	(5.22)%	1.29%	0.14%	0.91%
Pinnacle Sherman Tactical Allocation Fund - Class C	1.19%	(0.15)%	2.51%	0.58%	1.32%
Pinnacle Sherman Tactical Allocation Fund - Class I	1.63%	0.76%	3.52%	1.57%	2.28%
Dow Jones Moderate Portfolio Index ®	2.71%	6.73%	9.25%	6.68%	6.94%
Morningstar Global Flexible Allocation AW ®	0.25%	2.79%	7.16%	4.11%	4.28%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before any fee waivers, are 2.44% for Class A shares, 3.19% for Class C shares and 2.19% for Class I shares per the August 1, 2018 prospectus. Class A shares purchased prior to February 1, 2017 that are redeemed during the first 18 months may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed. Shares sold within 60 days of purchase are subject to a 1.00% redemption fee. For performance information current to the most recent month-end, please call toll-free 1-888 -985-9830 .

Dow Jones Moderate Portfolio Index® – A global benchmark that takes 60% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Morningstar Global Flexible Allocation AW® – Asset weighted average of open end mutual funds, closed end funds, variable annuity underlying funds, and Exchange Traded Funds that Morningstar has classified in their Global Flexible Allocation institutional category. Portfolios from this group offer exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus they may invest in variable proportions of stocks, bonds or cash. Returns do reflect internal fees and expenses of the funds included in this category but returns do not reflect any sales charges. The category average is not available for direct investment.

**	Inception date is June 3, 2013.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2018

The Fund’s top asset classes as of September 30, 2018, are as follows:

Asset Class	% of Net Assets

Debt Funds	20.2%
Equity Funds	77.9%
Other Assets Less Liabilities	1.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Pinnacle Sherman Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 20.2%
94,985	First Trust Preferred Securities and Income ETF	$1,814,214
35,510	iShares Floating Rate Bond ETF	1,811,720
57,645	VanEck Vectors High-Yield Municipal Index ETF	1,794,489
		5,420,423
	EQUITY FUNDS - 77.9%
14,980	First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund	673,207
63,380	First Trust S&P REIT Index Fund	1,479,581
24,710	First Trust Small Cap Core AlphaDEX Fund	1,704,002
13,460	Invesco QQQ Trust Series 1	2,500,733
10,170	iShares Global Materials ETF	684,543
4,180	iShares Russell 3000 ETF	720,214
10,025	iShares S&P 500 Growth ETF	1,776,129
8,630	iShares S&P Small-Cap 600 Growth ETF	1,741,016
9,850	iShares U.S. Consumer Services ETF	2,085,639
21,005	iShares U.S. Real Estate ETF	1,680,820
10,555	iShares US Technology ETF	2,047,881
11,750	Vanguard Health Care ETF	2,119,817
12,010	Vanguard Small-Cap Value ETF	1,673,714
		20,887,296

	TOTAL EXCHANGE TRADED FUNDS (Cost $24,630,929)	26,307,719

	TOTAL INVESTMENTS - 98.1% (Cost $24,630,929)	$26,307,719
	OTHER ASSETS LESS LIABILITIES - 1.9%	522,357
	NET ASSETS - 100.0%	$26,830,076

ETF - Exchange Traded Fund

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

ASSETS
Investment in securities at fair value (cost $24,630,929)	$26,307,719
Cash and cash equivalents	506,598
Dividends and interest receivable	49,326
Prepaid expenses and other assets	9,597
TOTAL ASSETS	26,873,240

LIABILITIES
Payable for Fund shares repurchased	7,898
Investment advisory fees payable	11,083
Distribution (12b-1) fees payable	3,274
Payable to related parties	11,290
Accrued expenses and other liabilities	9,619
TOTAL LIABILITIES	43,164
NET ASSETS	$26,830,076

Net Assets Consist Of:
Paid in capital	$25,863,920
Accumulated undistributed net investment income	33,439
Accumulated undistributed net realized loss from security transactions	(744,073)
Net unrealized appreciation on investments	1,676,790
NET ASSETS	$26,830,076

Net Asset Value Per Share:
Class A Shares:
Net Assets	$7,735,819
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	735,415
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$10.52
Maximum offering price per share (maximum sales charge of 5.75%)	$11.16

Class C Shares:
Net Assets	$1,746,973
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	171,799
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.17

Class I Shares:
Net Assets	$17,347,284
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,638,979
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.58

(a)	Class A shares purchased prior to February 1, 2017 that are redeemed during the first 18 months may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed.

(b)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2018

INVESTMENT INCOME
Dividends	$288,830
Interest	3,640
TOTAL INVESTMENT INCOME	292,470

EXPENSES
Investment advisory fees	168,384
Distribution (12b-1) fees:
Class A	11,093
Class C	16,771
Registration fees	24,217
Transfer agent fees	17,395
Administrative services fees	14,939
Printing and postage expenses	12,550
Accounting services fees	11,027
Audit fees	8,524
Trustees fees and expenses	8,146
Shareholder service fees	5,839
Legal fees	3,499
Custodian fees	2,632
Compliance officer fees	1,870
Insurance expense	1,313
Other expenses	1,872
TOTAL EXPENSES	310,071

Less: Fees waived by the adviser	(73,946)

NET EXPENSES	236,125
NET INVESTMENT INCOME	56,345

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(313,660)
Net change in unrealized appreciation on investments	742,031

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	428,371

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$484,716

See Accompanying Notes to Financial Statements

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30,	Year Ended
	2018	March 31,
	(Unaudited)	2018

FROM OPERATIONS
Net investment income	$56,345	$71,289
Net realized gain (loss) from security transactions	(313,660)	605,176
Net change in unrealized appreciation on investments	742,031	17,487
Net increase in net assets resulting from operations	484,716	693,952
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(223,713)
Class C	—	(56,680)
Class I	—	(214,639)
From net investment income:
Class A	—	(13,128)
Class I	—	(59,064)
Net decrease in net assets resulting from distributions to shareholders	—	(567,224)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	240,065	5,142,131
Class C	68,635	1,136,762
Class I	1,075,072	17,485,831
Net asset value of shares issued in reinvestment of distributions:
Class A	—	131,598
Class C	—	48,990
Class I	—	264,072
Redemption fee proceeds:
Class A	74	1,653
Class C	13	29
Class I	157	1,092
Payments for shares redeemed:
Class A	(3,987,527)	(13,450,252)
Class C	(2,278,236)	(2,019,271)
Class I	(8,820,612)	(4,125,082)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(13,702,359)	4,617,553

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,217,643)	4,744,281

NET ASSETS
Beginning of Period	40,047,719	35,303,438
End of Period *	$26,830,076	$40,047,719
* Includes accumulated undistributed net investment income (loss) of:	$33,439	$(22,906)

See Accompanying Notes to Financial Statements

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30,	Year Ended
	2018	March 31,
	(Unaudited)	2018
SHARE ACTIVITY
Class A:
Shares Sold	22,995	492,388
Shares Reinvested	—	12,474
Shares Redeemed	(382,766)	(1,257,451)
Net decrease in shares of beneficial interest outstanding	(359,771)	(752,589)

Class C:
Shares Sold	6,833	110,421
Shares Reinvested	—	4,775
Shares Redeemed	(224,631)	(196,768)
Net decrease in shares of beneficial interest outstanding	(217,798)	(81,572)

Class I:
Shares Sold	102,845	1,634,590
Shares Reinvested	—	24,912
Shares Redeemed	(845,888)	(388,140)
Net increase (decrease) in shares of beneficial interest outstanding	(743,043)	1,271,362

See Accompanying Notes to Financial Statements

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	September 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014 (1)
Net asset value, beginning of period	$10.36		$10.31	$9.96	$10.78	$10.81	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		0.02	0.04	0.02	0.04	(0.02)
Net realized and unrealized gain (loss) on investments	0.15		0.17	0.32	(0.66)	0.08	0.96
Total from investment operations	0.16		0.19	0.36	(0.64)	0.12	0.94

Less distributions from:
Net investment income	—		(0.01)	(0.01)	—	(0.03)	(0.01)
Net realized gains	—		(0.13)	—	(0.18)	(0.12)	(0.12)
Total distributions	—		(0.14)	(0.01)	(0.18)	(0.15)	(0.13)
Paid-in-Capital From Redemption Fees	0.00	(8)	0.0 (8)	0.00 (8)	—	0.00 (8)	—
Net asset value, end of period	$10.52		$10.36	$10.31	$9.96	$10.78	$10.81

Total return (3)	1.54	% (7)	1.76%	3.59%	(5.87)%	1.06%	9.37	% (7)
Net assets, at end of period (000s)	$7,736		$11,342	$19,051	$4,916	$5,411	$4,154

Ratio of gross expenses to average net assets (4)(6)	1.93	% (5)	1.97%	1.98%	2.90%	2.71%	4.36	% (5)
Ratio of net expenses to average net assets (6)	1.49	% (5)	1.49%	1.49%	1.49%	1.49%	1.49	% (5)
Ratio of net investment income/(loss) to average net assets (6)	0.26	% (5)	0.14%	0.36%	0.22%	0.34%	(0.21	)% (5)
Portfolio Turnover Rate	122	% (5)	364%	422%	611%	704%	372	% (7)

(1)	The Pinnacle Sherman Tactical Allocation Fund’s Class A shares commenced operations on June 3, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser. (5) Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	September 30, 2018		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
Class C	(Unaudited)		March 31, 2018	March 31, 2017		March 31, 2016	March 31, 2015	March 31, 2014 (1)
Net asset value, beginning of period	$10.05		$10.08	$9.80		$10.69	$10.78	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.06)	(0.03)		(0.06)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	0.15		0.16	0.31		(0.65)	0.08	0.97
Total from investment operations	0.12		0.10	0.28		(0.71)	0.03	0.90

Less distributions from:
Net investment income	—		—	(0.00	) (8)	—	—	—
Net realized gains	—		(0.13)	—		(0.18)	(0.12)	(0.12)
Total distributions	—		(0.13)	(0.00)		(0.18)	(0.12)	(0.12)
Paid-in-Capital From Redemption Fees	0.00	(8)	0.00 (8)	0.00	(8)	0.00 (8)	0.00 (8)	—
Net asset value, end of period	$10.17		$10.05	$10.08		$9.80	$10.69	$10.78

Total return (3)	1.19	% (7)	0.93%	2.87%		(6.58)%	0.28%	8.97	% (7)
Net assets, at end of period (000s)	$1,747		$3,915	$4,747		$646	$711	$3,068

Ratio of gross expenses to average net assets (4)(6)	2.68	% (5)	2.72%	2.73%		3.65%	3.46%	5.11	% (5)
Ratio of net expenses to average net assets (6)	2.24	% (5)	2.24%	2.24%		2.24%	2.24%	2.24	% (5)
Ratio of net investment loss to average net assets (6)	(0.49	)% (5)	(0.61)%	(0.32)%		(0.55)%	(0.43)%	(0.83	)% (5)
Portfolio Turnover Rate	122	% (7)	364%	422%		611%	704%	372	% (7)

(1)	The Pinnacle Sherman Tactical Allocation Fund’s Class C shares commenced operations on June 3, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	September 30, 2018		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
Class I	(Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016		March 31, 2015	March 31, 2014 (1)
Net asset value, beginning of period	$10.41		$10.36	$9.99	$10.80		$10.82	$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.04	0.06	0.05		0.06	0.01
Net realized and unrealized gain (loss) on investments	0.14		0.17	0.33	(0.68)		0.09	0.95
Total from investment operations	0.17		0.21	0.39	(0.63)		0.15	0.96

Less distributions from:
Net investment income	—		(0.03)	(0.02)	(0.00	) (8)	(0.05)	(0.02)
Net realized gains	—		(0.13)	—	(0.18)		(0.12)	(0.12)
Total distributions	—		(0.16)	(0.02)	(0.18)		(0.17)	(0.14)
Paid-in-Capital From Redemption Fees	0.00	(8)	0.00 (8)	0.00 (8)	0.00	(8)	0.00 (8)	—
Net asset value, end of period	$10.58		$10.41	$10.36	$9.99		$10.80	$10.82

Total return (3)	1.63	% (7)	2.01%	3.86%	(5.74)%		1.36%	9.58	% (7)
Net assets, at end of period (000s)	$17,347	(7)	$24,790	$11,505	$5,742		$4,002	$4,444

Ratio of gross expenses to average net assets (4)(6)	1.68	% (5)	1.72%	1.73%	2.65%		2.46%	4.11	% (5)
Ratio of net expenses to average net assets (6)	1.24	% (5)	1.24%	1.24%	1.24%		1.24%	1.24	% (5)
Ratio of net investment income to average net assets (6)	0.51	% (5)	0.39%	0.57%	0.48%		0.57%	0.10	% (5)
Portfolio Turnover Rate	122	% (7)	364%	422%	611%		704%	372	% (7)

(1)	The Pinnacle Sherman Tactical Allocation Fund’s Class I shares commenced operations on June 3, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

1.	ORGANIZATION

The Pinnacle Sherman Tactical Allocation Fund (formerly Pinnacle Tactical Allocation Fund) (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek high total return with reasonable risk. The Fund commenced operations on June 3, 2013.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange, including exchange traded funds, are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

methods established by the board of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2018 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,307,719	$—	$—	$26,307,719
Total	$26,307,719	$—	$—	$26,307,719

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

The Fund did not hold any derivatives during the period.

*	Refer to the Portfolio of Investments for classification by asset class.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized using the effective interest method.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions taken only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in its open tax years (2016-2018) or expected to be taken in the Fund’s 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense of the Statement of Operations. During the six months ended September 30, 2018, the Fund did not incur any interest or penalties.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. As of September 30, 2018, Pinnacle Sherman Tactical Allocation held $506,598 in overnight sweep accounts with Union Bank. These instruments are classified as cash and cash equivalents.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $39,710,772 and $51,071,770 respectively.

4.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended September 30, 2018, the redemption fees paid were as follows:

Redemption Fee
Class A	$74
Class C	13
Class I	157

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pinnacle Family Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an advisory agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2019, to waive a portion of its advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total operating expenses incurred by the Fund (excluding front-end or contingent

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.49% per annum of Class A average daily net assets, 2.24% per annum for Class C average daily net assets, and 1.24% per annum for Class I average daily net assets (“the expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in place at time of waiver. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement upon 60 days’ notice to the Adviser. For the six months ended September 30, 2018, the Fund waived $73,946 in advisory fees pursuant to the Waiver Agreement.

The following amount is subject to recapture by the Fund until the following dates:

3/31/2019	3/31/2020	3/31/2021
$137,292	$113,295	$185,945

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Pursuant to the Plans, $11,093 in distribution fees for Class A shares and $16,771 in distribution fees for Class C shares were incurred during the six months ended September 30, 2018.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended September 30, 2018, the Distributor received $2,056 from front-end sales charge of which $298 was retained by the principal underwriter or other affiliated broker-dealers for Class A shares.

Class A and Class C shares purchased prior to February 1, 2017 that are redeemed during the first 18 months and 12 months, respectively, may be subject to a contingent deferred sales charge, (“CDSC”) in the amount of the commissions paid on the shares redeemed. The amount of CDSC paid by shareholders of the Fund during the six months ended September 30, 2018 was $0.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)– NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”)– Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2018, National Financial Services, LLC held 53.6% of the voting securities of the Fund and may be deemed to control the Fund.

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,770,093 for the Pinnacle Sherman Tactical Allocation Fund, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,612,001
Unrealized depreciation	(74,375)
Net unrealized appreciation	$1,537,626

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2018	March 31, 2017
Ordinary Income	$567,224	$25,196
	$567,224	$25,196

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

As of March 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other Book/Tax Difference	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(314,155)	$—	$—	$795,595	$481,440

The difference between book basis and tax basis accumulated net investment losses, unrealized appreciation and accumulated net realized losses from security transactions is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for grantor trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $33,028.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $281,127.

At March 31, 2018, the Fund utilized capital loss carry forwards of $397,017 available from prior years to offset current capital gains.

Permanent book and tax differences, primarily attributable to the tax treatment of fund distributions and tax adjustments for grantor trusts, resulted in reclassification for the year ended March 31, 2018 as follows:

	Undistributed	Accumulated
	Net Investment	Net Realized
Paid in Capital	Income (Loss)	Gains (Loss)
$(2,697)	$(91,008)	$93,705

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2018

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Fund’s financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
EXPENSE EXAMPLES (Unaudited)
September 30, 2018

As a shareholder of the Pinnacle Sherman Tactical Allocation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Pinnacle Sherman Tactical Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
EXPENSE EXAMPLES (Unaudited) (Continued)
September 30, 2018

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	4/1/2018	9/30/2018	4/1/18 – 9/30/18	4/1/18 – 9/30/18
Class A	$1,000.00	$1,015.40	$7.53	1.49%
Class C	1,000.00	1,011.90	11.30	2.24
Class I	1,000.00	1,016.30	6.27	1.24

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	4/1/2018	9/30/2018	4/1/18 – 9/30/18	4/1/18 – 9/30/18
Class A	$1,000.00	$1,017.60	$7.54	1.49%
Class C	1,000.00	1,013.84	11.31	2.24
Class I	1,000.00	1,018.85	6.28	1.24

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2018

Renewal of Advisory Agreement – Pinnacle Sherman Tactical Allocation Fund*

In connection with a meeting held on May 30 and 31, 2018, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Pinnacle Family Advisors, LLC (“PFA”) and the Trust, with respect to the Pinnacle Sherman Tactical Allocation Fund (“Pinnacle TA”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to Pinnacle TA and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Board observed that PFA was founded in 2008 and that the aggregate assets under management of the Pinnacle Funds were at $158 million up from $149 million last year. The Board expressed confidence in the professional experience and academic credentials of PFA’s investment management team. The Board noted that PFA’s investment objective for the Pinnacle TAwas to invest in ETFs in all major asset classes, and that PFA used signals from a model developed by W.E. Sherman & Co. to determine Pinnacle TA’s equity, fixed income and cash allocations. The Board discussed that PFA managed the portfolio by monitoring the model’s signals and ensuring those signals were properly implemented. The Board remarked that PFA’s risk management plan strived to ensure that Pinnacle TA’s positions in any ETF were not too large, and used a checklist to review Pinnacle TA’s compliance with different investment limitations. The Board observed that PFA used WallachBeth Capital LLC as its executing broker, and that an independent third-party reporting service confirmed best execution. The CCO remarked that PFA used a compliance consulting service during its annual review, and that there were no issues with respect to Pinnacle TA since the PFA implemented additional reporting checklists to minimize the chance of missed filings. The CCO further noted that PFA had no issues with its disaster recovery or cybersecurity plans. The Board concluded that PFA had strong procedures in place to manage Pinnacle TA using the W.E. Sherman & Co. signals and had demonstrated the ability to grow Pinnacle TA and provide necessary oversight for risk and compliance. The Board agreed that PFA would continue to provide high quality of service to Pinnacle TA and its shareholders.

Performance. The Board discussed that Pinnacle TA underperformed the peer group, Morningstar category and benchmark for all time periods. The Board reviewed PFA’s explanation that although the returns were positive on an absolute basis, the Morningstar market

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2018

neutral category would offer a better comparison. The Board noted PFA’s belief that Pinnacle TA was more conservative than the funds in its peer group, and outperformed the peer group during the market drawdown in February 2018. The Board also noted that because of Pinnacle TA’s conservative nature, PFA expected it to lag behind its more aggressive peers. The Board further noted that because PFA changed strategies for Pinnacle TA in September 2015, long-term performance ratings for Pinnacle TA were somewhat inconclusive. Although past performance is not predictive of future returns, the Board concluded that PFA had the potential to provide reasonable results to Pinnacle TA and its shareholders.

Fees and Expenses. The Board remarked that Pinnacle TA’s 1.00% advisory fee was equal to the 11-fund peer group median, but higher than the Morningstar category median and average. The Board noted that Pinnacle TA’s advisory fee was well-below the Morningstar category high of 1.45%. The Board discussed that Pinnacle TA’s 1.62% net expense ratio was higher than the peer group and Morningstar category medians, but well below the peer group high of 2.29% and Morningstar category high of 2.73%. The Board reviewed PFA’s explanation that Pinnacle TA was smaller than the other funds in the Morningstar category, and did not have the capability to access the same economies of scale of larger funds. Given these considerations, the Board concluded that the advisory fee for Pinnacle TA was not unreasonable.

Economies of Scale. The Board discussed the size of Pinnacle TA and its prospects for growth, and concluded it had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted PFA was willing to discuss the implementation of breakpoints as Pinnacle TA’s assets under management approached $500 million, and PFA achieved material economies of scale related to its operation. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed PFA’s profitability analysis in connection with its management of Pinnacle TA, and acknowledged that PFA earned a profit from Pinnacle TA in actual dollars and as a percent of revenue. The Board concluded that PFA’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from PFA as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure for Pinnacle TA was not unreasonable, and that renewal of the Advisory Agreement was in the best interests of Pinnacle TAand its shareholders.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Pinnacle Family Advisors, LLC
620 W. Republic Road, Ste. 104
Springfield, MO 65807

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 12/07/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 12/07/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/07/18